Shareholders' Equity - Shares Reserved for Future Issuance (Details) shares in Thousands	Jun. 28, 2020 shares
Class of Stock [Line Items]
For exercise of outstanding common stock options (shares)	983
For vesting of outstanding stock units (shares)	2,932
Total common shares reserved (shares)	38,952
Convertible Notes due September 1, 2023
Class of Stock [Line Items]
For future issuance upon conversion of Notes (shares)	12,560
Convertible Notes due May 1, 2026
Class of Stock [Line Items]
For future issuance upon conversion of Notes (shares)	16,102
2013 Long-Term Incentive Compensation Plan
Class of Stock [Line Items]
For future issuance (shares)	5,478
Non-Employee Director Stock Compensation and Deferral Program
Class of Stock [Line Items]
For future issuance (shares)	48